Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2014
Organization and Principal Activities [Abstract]
Schedule of Variable Interest Entities
	December 31,
	2013	2014

Cash and cash equivalents	$116,575	$239,903
Restricted cash	2,068	2,053
Accounts receivable and other current assets	61,177	242,388

Total current assets	179,820	484,344

Property and equipment, net	91,861	138,345
Acquired intangible assets, net	9,681	32,292
Other noncurrent assets	37,778	301,070

Total noncurrent assets	139,320	471,707

Total assets	319,140	956,051

Deferred revenue-current	30,717	44,869
Accounts payable and other current liabilities	106,894	322,968

Total current liabilities	137,611	367,837
Total noncurrent liabilities	2,235	9,611

Total liabilities	$139,846	$377,448

	Year ended December 31,
	2012	2013	2014

Revenues	$303,200	$527,646	$1,069,308
Net income	$150,408	$263,514	$451,191

	Year ended December 31,
	2012	2013	2014

Net cash provided by operating activities	$75,983	$129,175	$439,351
Net cash used in investing activities	(50,951)	(72,678)	(305,996)
Net cash provided by (used in) financing activities	36	1,970	(10,028)

	$25,068	$58,467	$123,327